Summary of significant accounting policies - Intangible assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about intangible assets [line items]
Residual value	$ 0
Computer software | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful lives on a straight-line basis	2 years
Computer software | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful lives on a straight-line basis	7 years
Customer relationships | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful lives on a straight-line basis	5 years
Customer relationships | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful lives on a straight-line basis	15 years
Technology | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful lives on a straight-line basis	8 years
Technology | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful lives on a straight-line basis	15 years